GOLDMAN SACHS TRUST

Goldman Sachs Select Satellite Funds

Goldman Sachs Dynamic Allocation Fund

Goldman Sachs Managed Futures Strategy Fund

(each, a “Fund”)

Supplement dated April 3, 2017 to the

Prospectus, Summary Prospectuses and Statement of Additional Information (the “SAI”), each dated April 29, 2016, as supplemented to date

Effective April 3, 2017 (the “Effective Date”), Momoko Ono will serve as a portfolio manager for the Funds. James Park, Managing Director, will continue to serve as portfolio manager for the Funds.

Ms. Ono is a portfolio manager and researcher on the Quantitative Investment Strategies (QIS) team, focusing on macro alpha strategies. She serves as a co-portfolio manager for a number of funds and separate accounts trading global macro strategies.

In addition, on the Effective Date, William Fallon will no longer serve as a portfolio manager for the Funds, and on April 28, 2017, Edward J. Tostanoski III will no longer serve as a portfolio manager for the Goldman Sachs Dynamic Allocation Fund. Accordingly, all references to Messrs. Fallon and Tostanoski in the Prospectus, Summary Prospectuses and SAI will be deleted in their entirety.

Accordingly, each Fund’s disclosures are modified as follows:

On the Effective Date, the following replaces in its entirety the “Portfolio Managers” subsection of the “Goldman Sachs Dynamic Allocation Fund—Summary—Portfolio Management” section of the Prospectus:

Portfolio Managers: James Park, Managing Director, has managed the Fund since 2013; Edward J. Tostanoski III, Vice President, has managed the Fund since 2015; and Momoko Ono, Vice President, has managed the Fund since April 2017.

On April 28, 2017, the following replaces in its entirety the “Portfolio Managers” subsection of the “Goldman Sachs Dynamic Allocation Fund—Summary—Portfolio Management” section of the Prospectus:

Portfolio Managers: James Park, Managing Director, has managed the Fund since 2013; and Momoko Ono, Vice President, has managed the Fund since April 2017.

On the Effective Date, the following replaces in its entirety the “Portfolio Managers” subsection of the “Goldman Sachs Managed Futures Strategy Fund—Summary—Portfolio Management” section of the Prospectus:

Portfolio Managers: James Park, Managing Director, has managed the Fund since 2014; and Momoko Ono, Vice President, has managed the Fund since April 2017.

On the Effective Date, the following row is added to the table in the “Quantitative Investment Strategies (“QIS”) Team” subsection of the “Service Providers—Fund Managers” section of the Prospectus:

Momoko Ono, Vice President	Portfolio Manager— Dynamic Allocation Managed Futures Strategy	Since 2017	Ms. Ono is a portfolio manager and researcher on the QIS Team, focusing on macro alpha strategies. She serves as a co-portfolio manager for a number of funds and separate accounts trading global macro strategies. Ms. Ono originally joined the Investment Adviser in June 2007 as a member of the Tokyo-based, QIS client portfolio management team.

This Supplement should be retained with your Prospectus, Summary Prospectuses and SAI for future reference.

SELSATCONFID 04-17